Financial liabilities - borrowings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Current and Non - Current Borrowings

The Group’s current and non-current borrowings are as follows:

All figures in £ millions	2017	2016
Non-current
6.25% Global dollar bonds 2018 (nominal amount $550m)	—	469
4.625% US dollar notes 2018 (nominal amount $300m)	—	254
1.875% euro notes 2021 (nominal amount €500m)	463	453
3.75% US dollar notes 2022 (nominal amount $117m; 2016: nominal amount $500m)	85	407
3.25% US dollar notes 2023 (nominal amount $94m; 2016: nominal amount $500m)	69	402
1.375% euro notes 2025 (nominal amount €500m)	445	435
Finance lease liabilities	4	4

	1,066	2,424

Current
Due within one year or on-demand:
Bank loans and overdrafts	15	39
Finance lease liabilities	4	5

	19	44

Total borrowings	1,085	2,468

Summary of Maturity of the Group's Non-Current Borrowings

The maturity of the Group’s non-current borrowing is as follows:

All figures in £ millions	2017	2016
Between one and two years	3	726
Between two and five years	549	454
Over five years	514	1,244

	1,066	2,424

Summary of Carrying Amounts and Market Value of Borrowings

The carrying amounts and market values of borrowings are as follows:

	2017			2016
All figures in £ millions	Effective interest rate	Carrying value	Market value	Effective interest rate	Carrying value	Market value
Bank loans and overdrafts	n/a	15	15	n/a	39	39
6.25% Global dollar bonds 2018	n/a	—	—	6.46%	469	468
4.625% US dollar notes 2018	n/a	—	—	4.69%	254	250
1.875% euro notes 2021	2.04%	463	467	2.04%	453	454
3.75% US dollar notes 2022	3.94%	85	87	3.94%	407	396
3.25% US dollar notes 2023	3.36%	69	67	3.36%	402	381
1.375% euro notes 2025	1.44%	445	445	1.44%	435	432
Finance lease liabilities	n/a	8	8	n/a	9	9

		1,085	1,089		2,468	2,429

Summary of Carrying Amounts of Borrowings which Denominated in Currencies

The carrying amounts of the Group’s borrowings before the effect of derivatives (see notes 16 and 19 for further information on the impact of derivatives) are denominated in the following currencies:

All figures in £ millions	2017	2016
US dollar	172	1,559
Sterling	1	13
Euro	911	892
Other	1	4

	1,085	2,468

Summary of Maturity of the Group's Finance Lease Obligations

The maturity of the Group’s finance lease obligations is as follows:

All figures in £ millions	2017	2016
Finance lease liabilities – minimum lease payments
Not later than one year	4	5
Later than one year and not later than two years	3	3
Later than two years and not later than three years	1	1
Later than three years and not later than four years	—	—
Later than four years and not later than five years	—	—
Later than five years	—	—
Future finance charges on finance leases	—	—

Present value of finance lease liabilities	8	9

Summary of Present Value of Finance Lease Obligations

The present value of the Group’s finance lease obligations is as follows:

All figures in £ millions	2017	2016
Not later than one year	4	5
Later than one year and not later than five years	4	4
Later than five years	—	—

	8	9